related party transactions (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019 CAD ($)	Jun. 30, 2018 CAD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2018 CAD ($) EquityInstruments	Dec. 31, 2018 CAD ($)
Transactions with defined benefit pension plans
Charges for management and administrative services to our defined benefit pension plans	$ 2	$ 2	$ 3	$ 3
Transactions with real estate joint ventures
Lease liabilities	1,554		1,554		$ 102
Key management personnel
Transactions with key management personnel
Short-term benefits	2	3	5	6
Post-employment pension and other benefits	1	3	2	4
Share-based compensation	5	21	20	24
Total	8	27	27	34
Effect on share-based compensation expense of derivatives used to manage costs	0	1	2	$ 0
Liability amounts accrued for share-based compensation awards to key management personnel
Restricted share units	56		56		41
Deferred share units	22		22		21
Total	78		$ 78		$ 62
Annual cash bonus as a percentage of base salary upon termination without cause			50.00%
Minimum | Key management personnel
Liability amounts accrued for share-based compensation awards to key management personnel
Number of months base salary considered for severance payments			18 months
Maximum | Key management personnel
Liability amounts accrued for share-based compensation awards to key management personnel
Number of months base salary considered for severance payments			24 months
Restricted share units | Key management personnel
Transactions with key management personnel
Number of units awarded in period (in shares) | EquityInstruments				608,849
Notional value of units awarded in period				$ 28
Grant-date fair value of units awarded in period		36		36
Directors' Deferred Share Unit Plan | Key management personnel
Liability amounts accrued for share-based compensation awards to key management personnel
Deferred share units paid out	3	$ 6	$ 3	$ 6
TELUS Sky
Transactions with real estate joint ventures
Lease liabilities	$ 78		$ 78